Quarterly Holdings Report
for

Fidelity Freedom® Blend 2030 Fund

June 30, 2020

FBF-Y30-QTLY-0820
1.9892471.101

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,986,743	$71,482,299
Fidelity Series Commodity Strategy Fund (a)	5,931,423	22,776,666
Fidelity Series Large Cap Growth Index Fund (a)	3,865,372	48,626,379
Fidelity Series Large Cap Stock Fund (a)	3,531,000	49,681,163
Fidelity Series Large Cap Value Index Fund (a)	8,533,454	93,782,661
Fidelity Series Small Cap Opportunities Fund (a)	1,947,123	23,813,315
Fidelity Series Value Discovery Fund (a)	2,869,754	33,576,123
TOTAL DOMESTIC EQUITY FUNDS
(Cost $339,719,525)		343,738,606

International Equity Funds - 31.4%
Fidelity Series Canada Fund (a)	1,614,579	15,403,080
Fidelity Series Emerging Markets Fund (a)	1,314,948	11,242,809
Fidelity Series Emerging Markets Opportunities Fund (a)	5,297,591	101,554,820
Fidelity Series International Growth Fund (a)	2,440,192	41,824,888
Fidelity Series International Index Fund (a)	1,808,058	17,158,470
Fidelity Series International Small Cap Fund (a)	853,520	13,639,244
Fidelity Series International Value Fund (a)	4,974,113	41,832,290
Fidelity Series Overseas Fund (a)	4,037,665	41,668,704
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $279,781,521)		284,324,305

Bond Funds - 29.2%
Fidelity Series Corporate Bond Fund (a)	3,571,050	39,817,210
Fidelity Series Emerging Markets Debt Fund (a)	635,336	5,698,967
Fidelity Series Floating Rate High Income Fund (a)	145,689	1,255,843
Fidelity Series Government Bond Index Fund (a)	4,254,459	47,947,748
Fidelity Series High Income Fund (a)	722,506	6,379,732
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,738,854	49,521,024
Fidelity Series Investment Grade Bond Fund (a)	4,397,194	53,337,969
Fidelity Series Investment Grade Securitized Fund (a)	3,442,763	36,562,147
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,989,038	20,666,104
Fidelity Series Real Estate Income Fund (a)	390,795	3,775,077
TOTAL BOND FUNDS
(Cost $251,751,723)		264,961,821

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 0.12% (b)	1,279	1,279
Fidelity Series Government Money Market Fund 0.25% (a)(c)	211,646	211,646
Fidelity Series Short-Term Credit Fund (a)	145,747	1,489,536
Fidelity Series Treasury Bill Index Fund (a)	1,166,283	11,674,492
TOTAL SHORT-TERM FUNDS
(Cost $13,347,965)		13,376,953
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $884,600,734)		906,401,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,775)
NET ASSETS - 100%		$906,387,910

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$46,431,602	$14,663,642	$8,792,991	$--	$368,853	$18,811,193	$71,482,299
Fidelity Series Canada Fund	11,264,649	3,026,471	727,772	--	(161,499)	2,001,231	15,403,080
Fidelity Series Commodity Strategy Fund	22,844,118	4,101,483	5,188,060	--	(920,068)	1,939,193	22,776,666
Fidelity Series Corporate Bond Fund	26,442,962	11,339,565	807,246	260,128	(7,625)	2,849,554	39,817,210
Fidelity Series Emerging Markets Debt Fund	4,304,484	930,520	65,407	70,726	(643)	530,013	5,698,967
Fidelity Series Emerging Markets Fund	6,338,473	3,455,207	115,263	--	3,137	1,561,255	11,242,809
Fidelity Series Emerging Markets Opportunities Fund	59,212,903	29,112,324	2,671,853	--	(157,229)	16,058,675	101,554,820
Fidelity Series Floating Rate High Income Fund	976,777	221,344	15,824	13,329	(89)	73,635	1,255,843
Fidelity Series Government Bond Index Fund	40,835,997	11,283,128	4,132,677	174,091	22,250	(60,950)	47,947,748
Fidelity Series Government Money Market Fund 0.25%	6,946,249	6,909,299	13,643,902	4,447	--	--	211,646
Fidelity Series High Income Fund	4,969,414	1,123,269	79,122	83,194	(858)	367,029	6,379,732
Fidelity Series Inflation-Protected Bond Index Fund	35,414,710	14,388,039	1,739,920	22,414	10,290	1,447,905	49,521,024
Fidelity Series International Growth Fund	34,839,346	7,514,875	6,992,429	--	115,953	6,347,143	41,824,888
Fidelity Series International Index Fund	13,264,285	2,905,571	1,204,275	--	(146,443)	2,339,332	17,158,470
Fidelity Series International Small Cap Fund	10,500,823	2,056,653	1,014,120	--	(11,303)	2,107,191	13,639,244
Fidelity Series International Value Fund	33,590,402	7,360,857	5,266,040	--	(737,046)	6,884,117	41,832,290
Fidelity Series Investment Grade Bond Fund	38,981,456	13,528,538	1,455,247	321,089	35,731	2,247,491	53,337,969
Fidelity Series Investment Grade Securitized Fund	27,852,376	9,830,876	1,331,185	122,383	8,940	201,140	36,562,147
Fidelity Series Large Cap Growth Index Fund	34,828,705	10,389,773	5,884,739	836,716	292,482	9,000,158	48,626,379
Fidelity Series Large Cap Stock Fund	35,858,801	9,466,496	2,075,838	--	(141,172)	6,572,876	49,681,163
Fidelity Series Large Cap Value Index Fund	66,802,413	21,265,867	3,572,470	--	(347,665)	9,634,516	93,782,661
Fidelity Series Long-Term Treasury Bond Index Fund	17,290,919	5,373,480	1,620,356	371,261	254,983	(632,922)	20,666,104
Fidelity Series Overseas Fund	32,981,347	8,609,683	6,584,751	--	(573,431)	7,235,856	41,668,704
Fidelity Series Real Estate Income Fund	2,701,228	699,403	49,616	47,589	(2,695)	426,757	3,775,077
Fidelity Series Short-Term Credit Fund	1,431,604	8,605	--	8,606	--	49,327	1,489,536
Fidelity Series Small Cap Opportunities Fund	17,739,595	4,463,884	2,008,446	--	(390,419)	4,008,701	23,813,315
Fidelity Series Treasury Bill Index Fund	17,358,861	384,716	6,012,713	64,127	(16,866)	(39,506)	11,674,492
Fidelity Series Value Discovery Fund	20,826,021	10,223,364	1,057,422	--	(51,689)	3,635,849	33,576,123
Total	$672,830,520	$214,636,932	$84,109,684	$2,400,100	$(2,554,121)	$105,596,759	$906,400,406

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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